REVENUE AND CONTRACT ACCOUNTING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of contract assets on uncompleted contracts
Schedule of contract assets on uncompleted contracts
	September 30, 2023	December 31, 2022
Cumulative revenues recognized	$8,594,322	$5,934,205
Less: Billings or cash received	(7,247,591)	(5,508,483)
Contract assets	$1,346,731	$425,722

Schedule of contract assets on uncompleted contracts
	2022	2021
Cumulative revenues recognized	$5,934,205	$5,266,930
Less: Billings or cash received	(5,508,483)	(5,263,481)
Contract Assets	$425,722	$3,449

Schedule of contract liabilities on uncompleted contracts
Schedule of contract liabilities on uncompleted contracts
	September 30, 2023	December 31, 2022
Billings and/or cash receipts on uncompleted contracts	$972,908	$4,355,470
Less: Cumulative revenues recognized	(199,976)	(4,144,018)
Contract liabilities, technology systems	772,932	211,452
Contract liabilities, services and consulting	815,996	746,545
Total contract liabilities	$1,588,928	$957,997

Schedule of Contract Liabilities on Uncompleted Contracts
	2022	2021
Billings and/or cash receipts on uncompleted contracts	$4,355,470	$4,473,726
Less: Cumulative revenues	(4,144,018)	(3,041,088)
Contract liabilities, technology systems	$211,452	$1,232,638
Contract Liabilities, services and consulting	746,545	596,673
Total Contract Liabilities	$957,997	$1,829,311

Schedule of disaggregation of revenue
Schedule of disaggregation of revenue
Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$1,333,556	$19,220	$—	$178,147	$1,530,923

Major Goods and Service Lines

Turnkey Projects	$705,849	$—	$—	$—	$705,849
Maintenance and Support	627,707	19,220	—	—	646,927
Algorithms	—	—	—	178,147	178,147
	$1,333,556	$19,220	$—	$178,147	$1,530,923

Timing of Revenue Recognition

Goods transferred over time	$705,849	$—	$—	$—	$705,849
Services transferred over time	627,707	19,220	—	178,147	825,074
	$1,333,556	$19,220	$—	$178,147	$1,530,923

For the Three Months Ended September 30, 2022

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$3,765,312	$32,821	$23,245	$200,860	$4,022,238

Major Goods and Service Lines

Turnkey Projects	$2,689,393	$—	$3,024	$—	$2,692,417
Maintenance and Support	1,075,919	32,821	20,221	183,378	1,312,339
Algorithms	—	—	—	17,482	17,482
	$3,765,312	$32,821	$23,245	$200,860	$4,022,238

Timing of Revenue Recognition

Goods transferred over time	$2,689,393	$—	$3,024	$—	$2,692,417
Goods delivered at point in time	—	—	—	17,482	17,482
Services transferred over time	532,250	32,821	20,221	183,378	768,670
Services delivered at point in time	543,669	—	—	—	543,669
	$3,765,312	$32,821	$23,245	$200,860	$4,022,238

For the Nine Months Ended September 30, 2023

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$5,247,291	$90,432	$11,353	$596,194	$5,945,270

Major Goods and Service Lines

Turnkey Projects	$3,390,555	$13,552	$—	$—	$3,404,107
Maintenance and Support	1,856,736	76,880	11,353	—	1,944,969
Algorithms	—	—	—	596,194	596,194
	$5,247,291	$90,432	$11,353	$596,194	$5,945,270

Timing of Revenue Recognition

Goods transferred over time	$3,390,555	$13,552	$—	$—	$3,404,107
Services transferred over time	1,856,736	76,880	11,353	596,194	2,541,163
	$5,247,291	$90,432	$11,353	$596,194	$5,945,270

For the Nine Months Ended September 30, 2022

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$8,087,759	$76,818	$214,124	$699,995	$9,078,696

Major Goods and Service Lines

Turnkey Projects	$5,885,477	$(498)	$153,462	$—	$6,038,441
Maintenance and Support	2,202,282	77,316	60,662	465,223	2,805,483
Algorithms	—	—	—	234,772	234,772
	$8,087,759	$76,818	$214,124	$699,995	$9,078,696

Timing of Revenue Recognition

Goods transferred over time	$5,885,477	$(498)	$153,462	$—	$6,038,441
Goods delivered at point in time	—	—	—	234,772	234,772
Services transferred over time	1,545,578	77,316	60,662	465,223	2,148,779
Services delivered at point in time	656,704	—	—	—	656,704
	$8,087,759	$76,818	$214,124	$699,995	$9,078,696

Schedule of Disaggregation of Revenue
Segments	Rail	Commercial	Petrochemical	Government	Banking/Other	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets
North America	$13,710,777	$115,443	$—	$237,414	$—	$—	$948,732	$15,012,366

Major Goods and Service Lines
Turnkey Projects	$10,789,693	$9,297	$—	$156,530	$—	$—	$234,772	$11,190,292
Maintenance & Support	2,921,084	106,146	—	80,884	—	—	—	3,108,114
Data Center Auditing Services	—	—	—	—	—	—	—	—
Software License	—	—	—	—	—	—	—	—
Algorithms	—	—	—	—	—	—	713,960	713,960
	$13,710,777	$115,443	$—	$237,414	$—	$—	$948,732	$15,012,366

Timing of Revenue Recognition
Goods transferred over time	$10,789,693	$9,297	$—	$156,530	$—	$—	$234,772	$11,190,292
Services transferred over time	2,921,084	106,146	—	80,884	—	—	713,960	3,822,074
	$13,710,777	$115,443	$—	$237,414	$—	$—	$948,732	$15,012,366

Quantitative:

For the Year Ended December 31, 2021

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets
North America	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Major Goods and Service Lines
Turnkey Projects	$5,255,491	$27,831	$—	$233,145	$1,537	$—	$—	$5,518,004
Maintenance & Support	1,628,179	185,686	(867)	80,885	21,803	—	341,915	2,257,601
Data Center Auditing Services	—	—	—	—	—	131,537	—	131,537
Software License	—	—	—	—	—	3,180	—	3,180
Algorithms	—	—	—	—	—	—	349,595	349,595
	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Timing of Revenue Recognition
Goods transferred over time	$5,255,491	$27,831	$—	$233,145	$1,537	$131,537	$349,595	$5,999,136
Services transferred over time	1,628,179	185,686	(867)	80,885	21,803	3,180	341,915	2,260,781
	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917